PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 16,833	€ 15,348
Interest expense on lease liabilities	1,219	868
Contractual commitments for acquisition of property, plant and equipment	€ 200,949	€ 73,681